SUBSEQUENT EVENTS - Deconsolidation Impact on Consolidated Balance Sheets (Unaudited) (Details) ¥ in Millions	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 04, 2019 USD ($)
Current Assets
Cash, cash equivalents, and restricted cash	$ 1,306,100	$ 1,826,834	$ 84,241	$ 503,505	$ 1,433,158	$ 5,743,682
Prepaid expenses		116,877
Other receivables	33,783	482		3,069
Total Current Assets	1,648,626	1,944,193		682,509
Property and equipment, net	3,564,515	3,249,686		3,307,371
Non-Current Assets
Intangible assets - trademarks	9,287	8,924
VAT credit	2,439	5,198		9,362
Total Other Assets	11,726	14,122		9,362
Total Assets	5,224,867	5,208,001		3,999,242	$ 5,635,075		¥ 50	¥ 50
Current Liabilities:
Accounts payable and accrued liabilities	$ 29,803	196,813		101,969
Due to related party		$ 3,395
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Deferred income	$ 9,295	$ 1,270		20,068
Series A warrants liabilities	528,400	1,424,932							$ 190,384
Total Current Liabilities	567,498	1,626,410		122,037
Total Liabilities	567,498	1,626,410		122,037
Shareholders' Equity:
Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 25,216,523 shares issued and outstanding	26,717	25,217		11,675
Additional paid in capital	7,747,239	9,870,996		6,845,394
Statutory reserve		327,140		327,140
Retained deficit	(3,676,714)	(6,552,641)		(3,363,436)
Accumulated other comprehensive income (loss)	560,127	(89,121)		56,432
Total Shareholders' Equity	4,657,369	3,581,591	$ 4,041,691	3,877,205
Total Liabilities and Shareholders' Equity	$ 5,224,867	5,208,001		$ 3,999,242
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member]
Current Assets
Cash, cash equivalents, and restricted cash		1,826,641
Prepaid expenses		116,164
Other receivables		482
Total Current Assets		1,943,287
Property and equipment, net		3,249,686
Non-Current Assets
Intangible assets - trademarks		8,924
VAT credit		5,039
Total Other Assets		13,963
Total Assets		5,206,936
Current Liabilities:
Accounts payable and accrued liabilities		32,802
Due to related party		41,504
Deferred income		1,270
Series A warrants liabilities		1,424,932
Total Current Liabilities		1,500,508
Total Liabilities		1,500,508
Shareholders' Equity:
Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 25,216,523 shares issued and outstanding		25,217
Additional paid in capital		7,298,559
Retained deficit		(3,562,327)
Accumulated other comprehensive income (loss)		(55,021)
Total Shareholders' Equity		3,706,428
Total Liabilities and Shareholders' Equity		5,206,936
Impact | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member]
Current Assets
Cash, cash equivalents, and restricted cash		(193)
Prepaid expenses		(713)
Total Current Assets		(906)
Non-Current Assets
VAT credit		(159)
Total Other Assets		(159)
Total Assets		(1,065)
Current Liabilities:
Accounts payable and accrued liabilities		(164,011)
Due to related party		38,109
Total Current Liabilities		(125,902)
Total Liabilities		(125,902)
Shareholders' Equity:
Additional paid in capital		(2,572,437)
Statutory reserve		(327,140)
Retained deficit		2,990,314
Accumulated other comprehensive income (loss)		34,100
Total Shareholders' Equity		124,837
Total Liabilities and Shareholders' Equity		$ (1,065)